SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE RELATED TO INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 2,100	$ 3,600
2023		2,100
Intangible assets, net	$ 3,900	$ 5,700	$ 21,905